Cover Page	May 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2021
Entity Registrant Name	LOWES COMPANIES INC
Entity Incorporation, State or Country Code	NC
Entity File Number	1-7898
Entity Tax Identification Number	56-0578072
Entity Address, Address Line One	1000 Lowes Blvd.
Entity Address, City or Town	Mooresville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28117
City Area Code	704
Local Phone Number	758-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 per share
Trading Symbol	LOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000060667
Amendment Flag	false